REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) - Gravitics Inc [Member] - USD ($) $ in Thousands					1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 27, 2026	Feb. 28, 2025	May 18, 2024	Mar. 25, 2024	Feb. 28, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
U.S. government contracts							$ 250		$ 839	$ 867	$ 2,339
Performance obligation description	the Company and the United States Space Force (“USSF”) executed a $30.0 million firm-fixed-price Strategic Funding Increase (“STRATFI”) contract for the design, development, integration, and flight demonstration of the Company’s Orbital Carrier and MVP Delivery Rocket systems, with a term extending through December 31, 2028. The Company determined that the contract contains a single combined performance obligation, that the transaction price is the fixed consideration of $30.0 million, and that revenue is recognized over time using a cost-to-cost measure of progress. During the three and six months ended June 30, 2026, the Company recognized no revenue under the STRATFI contract because performance had not yet progressed to a point at which costs were incurred.
Contract with customer asset					the Company and Axiom executed a modification to the Axiom contract that revised the milestone payment schedule, including the addition of a $1.5 million project kickoff payment and a $6.0 million payment upon successful completion of a Preliminary Design Review (“PDR”), as defined in the Axiom contract. The total contract price was unchanged at $125.0 million. As the remaining goods and services were not distinct from the goods and services transferred prior to the modification, the modification was accounted for as part of the existing contract. Because the modification affected only the timing of milestone payments and did not change the transaction price or the estimated costs to complete, no cumulative catch-up adjustment to revenue was required.
Business combination contingent consideration amount of contingent consideration		Payment of the $6.0 million PDR milestone is contingent upon Axiom receiving additional equity funding from the lead investor of its initial Series D preferred funding (the “Funding Contingency”), may be paid in one or more installments in line with Axiom’s equity closings, and may not exceed 5% of such funding; any portion that cannot be paid due to the Funding Contingency will be added to a later contractual milestone payment, and accordingly the total transaction price of $125.0 million is not affected.
Cumulative revenue								1,900		1,900
Received cumulative milestone								3,200		2,100
Contract liability						1,300		1,300		200
Revenue transaction price										125,000
Performance obligation						$ 30,000		30,000
Billed Revenues [Member]
Billed revenue								$ 500		500
Gain Contingency										$ 5,500
Axiom Space Inc [Member]
Contract with customer asset					the Company and Axiom executed a modification to the Axiom contract that revised the milestone payment schedule, including the addition of a $1.5 million project kickoff payment and a $6.0 million payment upon successful completion of a Preliminary Design Review (“PDR”), as defined in the Axiom contract. The total contract price was unchanged at $125.0 million. As the remaining goods and services were not distinct from the goods and services transferred prior to the modification, the modification was accounted for as part of the existing contract. Because the modification affected only the timing of milestone payments and did not change the transaction price or the estimated costs to complete, no cumulative catch-up adjustment to revenue was required.
Business combination contingent consideration amount of contingent consideration					Payment of the $6.0 million PDR milestone is contingent upon Axiom receiving additional equity funding from the lead investor of its initial Series D preferred funding (the “Funding Contingency”), may be paid in one or more installments in line with Axiom’s equity closings, and may not exceed 5% of such funding; any portion that cannot be paid due to the Funding Contingency will be added to a later contractual milestone payment, and accordingly the total transaction price of $125.0 million is not affected.
Fixed-Price Contract [Member] | US Air Force Research Laboratory [Member]
U.S. government contracts				$ 1,700
Fixed-Price Contract [Member] | Axiom Space Inc [Member]
U.S. government contracts			$ 125,000